Bitwise Proficio Currency Debasement ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Exchange Traded Funds – 99.9%
Bitcoin – 5.2%
21Shares Bitcoin Core ETP
*
..................................................... 138,848 $ 2,216,847
Bitwise Core Bitcoin ETP
*(a)
...................................................... 187,389 1,249,182
iShares Bitcoin ETP
*
........................................................... 224,286 1,498,679
4,964,708
Gold – 39.6%
Amundi Physical Gold ETC
*
..................................................... 75,158 13,734,279
iShares Gold Trust
*
............................................................ 20,191 1,780,038
iShares Physical Gold ETC
*
..................................................... 45,949 4,115,078
WisdomTree Physical Gold
*
..................................................... 24,780 10,626,655
Xtrackers IE Physical Gold ETC Securities
*
......................................... 51,330 3,647,253
Xtrackers Physical Gold ETC
*
.................................................... 9,362 4,129,953
38,033,256
Gold Miner – 20.1%
iShares MSCI Global Gold Miners ETF ............................................ 122,523 9,676,867
VanEck Gold Miners ETF ....................................................... 53,018 4,865,462
VanEck Junior Gold Miners ETF .................................................. 39,756 4,772,310
19,314,639
Platinum / Palladium – 6.8%
iShares Physical Platinum ETC
*
.................................................. 119,351 3,292,596
WisdomTree Physical Platinum
*
.................................................. 18,601 3,274,148
6,566,744
Silver – 7.1%
iShares Physical Silver ETC
*
.................................................... 58,567 4,113,014
iShares Silver Trust
*
........................................................... 40,483 2,758,511
6,871,525
Silver Miner – 3.9%
Amplify Junior Silver Miners ETF ................................................. 62,171 1,847,722
Global X Silver Miners ETF ...................................................... 20,947 1,886,906
3,734,628
U.S. Treasury – 17.2%
iShares 1-3 Year International Treasury Bond ETF ................................... 63,038 4,676,424
State Street SPDR Bloomberg 1-3 Month T-Bill ETF .................................. 129,143 11,834,664
16,511,088
Total Exchange Traded Funds (Cost $96,681,282) ................................................. 95,996,588
Money Market Funds – 0.1%
DWS Government Money Market Series Institutional, 3.60%
(b)
(Cost $97,512) .............................................................. 97,512 97,512
Total Investments – 100.0%
(Cost $96,778,794) .......................................................................... $ 96,094,100
Liabilities in Excess of Other Assets – (0.0)%
†
....................................................... (13,991)
Net Assets – 100.0% .......................................................................... $ 96,080,109

Bitwise Proficio Currency Debasement ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Affiliates
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 is as follows:
Value ($) at
1/21/2026
(Commencement of
Operations)
Purchases
Cost ($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
3/31/2026
Value ($) at
3/31/2026
Exchange Traded Fund — 1.3%
Bitwise Bitcoin ETF
— 343,150 (278,015) (65,135) — — — — —
Bitwise Core Bitcoin ETP
— 1,484,830 — — (235,648) — — 187,389 1,249,182
— 1,827,980 (278,015) (65,135) (235,648) — — 187,389 1,249,182
* Non Income Producing
† Less than 0.05%
(a) Affiliated Fund.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
Gold .......................................................................................... 39.6%
Gold Miner ..................................................................................... 20.1%
U.S. Treasury ................................................................................... 17.2%
Silver ......................................................................................... 7.1%
Platinum / Palladium ............................................................................. 6.8%
Bitcoin ......................................................................................... 5.2%
Silver Miner .................................................................................... 3.9%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 72.7%
Ireland ......................................................................................... 14.3%
Germany ....................................................................................... 9.4%
South Korea .................................................................................... 2.0%
Switzerland ..................................................................................... 1.6%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.
† Less than 0.05%